Employee Benefit Plans (Retirement Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Defined contribution plan, requisite service period	6 months
Defined contribution plan, employer contributions	$ 263,000	$ 232,000	$ 224,000
Supplemental retirement plan, expense	$ 396,000	318,000	$ 276,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Days Earned For Bonus	7 days 12 hours
Minimum Days Earned for Bonus	2 days 12 hours
Accrued Bonuses	$ 240,000	$ 362,500
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Stock Purchase Plan, purchase discount of the market value	15.00%
Employee Stock Purchase Plan, maximum annual employee purchase amount	$ 25,000
Employee Stock Purchase Plan, maximum annual employee purchase amount as a percent of annual salary	5.00%